EQUITY COMPENSATION PLAN	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
EQUITY COMPENSATION PLAN	EQUITY COMPENSATION PLAN
2017 Plan
The Company’s share-based compensation plan, the Amended and Restated 2017 Employee, Director and Consultant Equity Incentive Plan, or the 2017 Plan, provided for the issuance of incentive stock options, restricted and unrestricted stock awards, and other stock-based awards. The 2017 Plan was terminated in connection with the Merger.
Stock Option Activity
The Company recognized compensation costs related to stock-based awards, including stock options, based on the estimated fair value of the awards on the date of grant. The Company granted options with an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. The options were subject to four-year vesting with a one-year cliff and had a contractual term of 10 years.
A summary of the Company’s stock option activity under its 2017 Plan for the year ended December 31, 2024 is as follows (in thousands, except for per share data):

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2023	6,494	$23.22
Exercised	(3,449)	$21.11
Forfeited	(9)	$32.03
Settled in connection with the Merger	(2,884)	$24.75
Canceled in connection with the Merger	(152)	$41.56
Outstanding as of December 31, 2024	—
Vested and exercisable as of December 31, 2024	—
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2024 and December 31, 2023 was $65.3 million and $2.1 million, respectively. Aggregate intrinsic value of stock options exercised and outstanding is calculated using the fair value of common stock on the date of exercise and as of December 31, 2024, respectively. The total fair value of stock options vested during the years ended December 31, 2024 and December 31, 2023 was $42.5 million and $24.9 million, respectively.
Settlement of Stock Options Upon Merger
All outstanding options with an exercise price less than or equal to the total consideration of $35.00 vested immediately upon the Merger and were settled for the consideration of: (i) $30.00 per share in cash, less the applicable exercise price of their stock option and (ii) one contingent value right per share, representing the right to receive a contingent payment of $5.00 in cash upon the achievement of a regulatory milestone. In connection with the acceleration of the eligible stock options, the Company recognized $39.3 million in stock compensation expense.
All outstanding options with an exercise price which exceeded the total consideration of $35.00 were canceled upon the Merger for no consideration. In connection with the cancellation of all unvested options with an exercise price above $35.00, the Company recognized all remaining stock compensation expense of $1.8 million.
Stock-Based Compensation Expense
Stock options are valued using the Black-Scholes Merton option pricing model on the date of grant. This option pricing model involves a number of estimates, including the expected lives of the stock options, the Company’s anticipated stock volatility, and interest rates. Stock-based compensation expense was recognized using the straight-line method over the vesting period.
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value for the year ended December 31, 2023 were as follows.

YEAR ENDED DECEMBER 31, 2023
Risk-free interest rate	3.77%
Expected volatility	84.31%
Expected dividend yield	—%
Expected term	6.08
Weighted average fair value	$16.88
See Note 1 for further discussion in how the Company determines the assumptions used in the option pricing model.
Stock-based compensation expense for stock options under the 2017 Plan consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2024	2023
Research and development	$32,809	$16,630
General and administrative	18,725	8,216
Total stock-based compensation expense	$51,534	$24,846
As of December 31, 2024, the Company had no remaining unrecognized stock-based compensation expense related to its stock options under the 2017 Plan following the termination of the plan subsequent to the Merger.
2024 Plan
In connection with the Separation, the Company adopted the 2024 Omnibus Incentive Plan, or the 2024 Plan, which provides for the issuance of incentive stock options, restricted and unrestricted stock awards, and other stock-based awards. As of December 31, 2024, an aggregate of 4.0 million shares of common stock were authorized for issuance under the 2024 Plan, of which 0.3 million remained available for issuance. There was no activity under the 2024 Plan during the year ended December 31, 2023.
Stock Option Activity
The Company recognizes compensation costs related to stock-based awards, including stock options, based on the estimated fair value of the awards on the date of grant. The Company grants options with an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. All options granted to employees are subject to four-year vesting with a one-year cliff. All options granted to non-employee directors are subject to a one-year vesting term. All options have a contractual term of 10 years.
A summary of the Company’s stock option activity under its 2024 Plan for the year ended December 31, 2024 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	—
Granted	3,700	$15.84
Forfeited	(40)	$15.86
Outstanding as of December 31, 2024	3,660	$15.84	9.4	$46
Vested and exercisable as of December 31, 2024	—
No stock options were exercised or vested during the year ended December 31, 2024. The Company expects all outstanding stock options to vest.
Stock-Based Compensation Expense
Stock options are valued using the Black-Scholes Merton option pricing model on the date of grant. This option pricing model involves a number of estimates, including the expected lives of the stock options, the Company’s anticipated stock volatility, and interest rates. Stock-based compensation expense is recognized using the straight-line method over the vesting period.
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value, for the year ended December 31, 2024 were as follows:

YEAR ENDED DECEMBER 31, 2024
Risk-free interest rate	4.56%
Expected volatility	86.32%
Expected dividend yield	—%
Expected term (in years)	6.06
Weighted average fair value	$11.89
See Note 1 for further discussion in how the Company determines the assumptions used in the option pricing model.
Stock-based compensation expense for stock options under the 2024 Plan consisted of the following (in thousands):

YEAR ENDED DECEMBER 31, 2024
Research and development	$4,066
General and administrative	2,918
Total stock-based compensation expense	$6,984
As of December 31, 2024, the Company had $36.5 million of total unrecognized stock-based compensation expense related to its stock options under the 2024 Plan, which is expected to be recognized over a weighted-average period of 3.4 years.